Subsequent Events	12 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 — SUBSEQUENT EVENTS

From July 2023 to October 2023, the Company repaid an aggregate of $10.6 million outstanding short-term bank loans to various financial institutions upon maturity (see Note 11).

From July 2023 to October 2023, the Company borrowed additional $11.1 million loans from various PRC banks, including the following:

(1)    On July 20, 2023, the Company borrowed CNY2.2 million (approximately USD$0.3 million) short-term loan from CCB as working capital for six months, with loan maturity date on March 13, 2024 and effective interest rate of 3.85% per annum.

(2)    On August 4, 2023, the Company borrowed CNY1.0 million (approximately USD$0.1 million) short-term loan from WeBank as working capital for two months, with loan maturity date on October 3, 2024 and effective interest rate of 8.82% per annum. The loan was fully repaid upon the maturity of the loan.

(3)    On August 25, 2023, the Company borrowed CNY20.5 million (approximately $2.8 million ) short-term loan from ABC as working capital for six months, with loan maturity date on February 18, 2024 and effective interest rate of 3.8% per annum.

(4)    On August 10, 2023, the Company borrowed $1.3 million short-term loan from ICBC as working capital for three months, with loan maturity date on November 7, 2023 and effective interest rate of 5.90% per annum. The loan borrowed from ICBC Bank was guaranteed by the Company’s certain shareholders.

(5)    On August 29, 2023, the Company borrowed HKD 7.9 million (approximately $1.0 million) short-term loan from Bank of China as working capital for twelve months, with loan maturity date on August 28, 2024 and effective interest rate of 3.73% per annum. The loan was pledged by a term deposit of JPY ¥146.6 million (approximately $1.0 million).

(6)    On September 7, 2023, the Company borrowed $1.1 million short-term loan from ICBC as working capital for three months, with loan maturity date on December 5, 2023 and effective interest rate of 5.99% per annum. The loan borrowed from ICBC Bank was guaranteed by the Company’s certain shareholders.

(7)    On October 7, 2023, the Company borrowed CNY2.0 million (approximately USD$0.3 million) short-term loans from WeBank as working capital for twenty-four months, with loan maturity date on October 17, 2025 and effective interest rate of 10.26% per annum.

(8)    On October 24, 2023, the Company borrowed CNY16.0 million (approximately $2.2 million short-term loan from SPD as working capital for six months, with loan maturity date on April 19, 2024 and effective interest rate of 2.74% per annum.

(9)    On October 27, 2023, the Company borrowed CNY14.0 million (approximately $1.9 million short-term loan from SPD as working capital for six months, with loan maturity date on April 24, 2024 and effective interest rate of 2.61% per annum. The loan borrowed from ICBC Bank was guaranteed by the Company’s certain shareholders.

As a result of the above repayment and new borrowings, the Company had outstanding short-term bank loan balances of $14.5 million as of the date the Company’s consolidated financial statements are released.

The Company evaluated the subsequent event through the date of the consolidated financial statements are available to release and through the date of this prospectus, and concluded that there are no additional reportable subsequent events except those disclosed.